Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000162358 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Municipal High Income ETF
Class Name	First Trust Municipal High Income ETF
Trading Symbol	FMHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.59% for the 12-months ended July 31, 2026. The Fund outperformed its blended benchmark, which consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years), and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years). The blended benchmark returned 4.69% for the same Period.
The following key factors impacted the Fund’s performance relative to the blended benchmark during the Period:
  Yield Curve Positioning/Duration: During the Period, the Fund’s allocation to bonds with stated final maturities of 18+ years, 14–18 years, and 8–10 years were the primary drivers of outperformance relative to the blended benchmark. In contrast, the Fund’s allocation and selection of bonds with stated final maturities of 10-12 years detracted from relative performance.  Regarding effective duration, the Fund’s allocation and selection of bonds with effective durations of 10+ years and 5–10 years were positive contributors to performance relative to the blended benchmark, while its allocation and selection of bonds with effective durations of 0–3 years detracted from relative performance.
  Interest Rate Hedge: During the reporting period, the use of U.S. Treasury futures to hedge interest rate risk was a modest detractor from performance.
  Credit Rating: The Fund’s selection and allocation of non-rated municipal bonds was the primary positive contributor to relative performance during the Period. Secondary positive contributors included the Fund’s allocation and selection of BBB-rated, A-rated, and AA-rated municipal securities. In contrast, the Fund’s allocation and selection of B-rated bonds and allocation to cash were modest detractors from performance.
  Sector/Industry: During the Period, the Fund’s selection and allocation to special tax, industrial development bond, healthcare, and education securities were positive contributors to performance relative to the blended benchmark. No sector was a material negative contributor to performance during the Period.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 36 basis points (bps) and 37 bps, respectively, to 4.73% and 5.27%.
  New Issue Supply: During the Period, primary market supply increased approximately 2.4% to $581.2 billion, compared with $567.5 billion a year ago (Securities Industry and Financial Markets Association, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data AAA yield curve data, 10-year municipal yields increased by 5 bps, while 30-year municipal yields decreased by 16 bps, to 3.37% and 4.51%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads tightened for A-rated, BBB-rated, and high-yield municipal bonds by approximately 7 bps, 13 bps, and 24 bps, respectively.
  Industry Fund Flows: For the Period, according to data collected by the Investment Company Institute and J.P. Morgan, weekly reporting fund inflows totaled approximately $53 billion. The municipal asset class is highly driven by retail demand. This demand for bonds causes credit spreads to tighten and yields to decline. Both are additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2017 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (11/1/17)
First Trust Municipal High Income ETF	7.59%	0.35%	3.07%
Bloomberg Municipal Bond Index	5.27%	0.51%	2.15%
Blended Benchmark(1)	4.69%	1.28%	3.06%
(1)
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index.

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMHI for more recent performance information.
Net Assets	$ 994,107,054
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 5,079,873
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$994,107,054
Total number of portfolio holdings	732
Total advisory fee paid	$5,079,873
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.8%
Continuing Care Retirement Communities	13.6%
Industrial Development Bond	8.5%
Education	8.0%
Hospital	7.4%
Government Obligation Bond - Limited Tax	5.7%
Airport	5.5%
Dedicated Tax	3.9%
Gas	3.3%
All Other	26.3%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.70% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.70% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMHI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMHI
C000172840 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Developed International ETF
Class Name	First Trust Horizon Managed Volatility Developed International ETF
Trading Symbol	HDMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HDMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$88	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.94% for the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 24.33% for the same Period.
The underperformance over the Period was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark. Selection of lower volatility securities detracted the most in Japan and Singapore. Selection of lower volatility securities contributed the most in Hong Kong and Sweden. Given the market environment, the Fund performed in-line with expectations, realizing lower drawdowns and lower volatility than the benchmark over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Developed International ETF	17.94%	7.57%	5.94%
MSCI EAFE Index	24.33%	9.31%	9.24%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HDMV for more recent performance information.
Net Assets	$ 17,488,277
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 156,752
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$17,488,277
Total number of portfolio holdings	151
Total advisory fee paid	$156,752
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CLP Holdings Ltd.	2.0%
CapitaLand Ascendas REIT	1.9%
Telstra Group Ltd.	1.9%
CapitaLand Integrated Commercial Trust	1.8%
Hong Kong & China Gas Co., Ltd.	1.8%
Oversea-Chinese Banking Corp., Ltd.	1.4%
United Overseas Bank Ltd.	1.4%
Klepierre S.A.	1.4%
DBS Group Holdings Ltd.	1.3%
SoftBank Corp.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CLP Holdings Ltd.	2.0%
CapitaLand Ascendas REIT	1.9%
Telstra Group Ltd.	1.9%
CapitaLand Integrated Commercial Trust	1.8%
Hong Kong & China Gas Co., Ltd.	1.8%
Oversea-Chinese Banking Corp., Ltd.	1.4%
United Overseas Bank Ltd.	1.4%
Klepierre S.A.	1.4%
DBS Group Holdings Ltd.	1.3%
SoftBank Corp.	1.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HDMV or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 8, 2026, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate HDMV pursuant to a Plan of Liquidation and Termination. The Board determined that the termination and liquidation of HDMV was in the best interests of HDMV. The Fund will liquidate on or around January 15, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HDMV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HDMV
C000172841 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Domestic ETF
Class Name	First Trust Horizon Managed Volatility Domestic ETF
Trading Symbol	HUSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HUSV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$73	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.06% for the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 19.56% for the same Period.
The underperformance over the Period was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark. Underweights to more volatile sectors like Information Technology and Communication Services detracted from benchmark relative performance, while overweights to the Utilities and Real Estate sectors had a positive excess contribution to return.
Additionally, over the Period, a concentrated subset of Information Technology stocks within the benchmark primarily drove returns. The Fund’s systematic strategy avoided holding these companies due to their higher volatility and the inherent risks associated with them. This resulted in underweight allocations to some of the industries experiencing the most gains such as the Semiconductors & Semiconductor Equipment. Given the market environment, the Fund performed in-line with expectations, realizing lower drawdowns and lower volatility than the benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 24, 2016 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (8/24/16)
First Trust Horizon Managed Volatility Domestic ETF	5.06%	5.96%	9.06%
S&P 500® Index	19.56%	12.86%	15.15%

Performance Inception Date	Aug. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HUSV for more recent performance information.
Net Assets	$ 84,086,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 583,835
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$84,086,007
Total number of portfolio holdings	102
Total advisory fee paid	$583,835
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	3.4%
Gen Digital, Inc.	3.0%
VeriSign, Inc.	2.9%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%
Roper Technologies, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Motorola Solutions, Inc.	2.2%
Coca-Cola (The) Co.	2.2%
Realty Income Corp.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	3.4%
Gen Digital, Inc.	3.0%
VeriSign, Inc.	2.9%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%
Roper Technologies, Inc.	2.6%
Teledyne Technologies, Inc.	2.5%
Motorola Solutions, Inc.	2.2%
Coca-Cola (The) Co.	2.2%
Realty Income Corp.	2.1%

C000187865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust California Municipal High Income ETF
Class Name	First Trust California Municipal High Income ETF
Trading Symbol	FCAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCAL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.57% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg 10 Year California Exempt Index, which returned 3.62% for the same Period.
The following key Fund factors impacted the Fund’s performance relative to the benchmark during the Period:
  Yield Curve Positioning/Duration: During the Period, the Fund’s allocation to bonds with a stated final maturity of 18+ years and 12-18 years were the primary drivers of the Fund’s outperformance relative to the benchmark. In contrast, the Fund’s selection of bonds with a maturity date of 0-2 years and allocation to cash were detrimental to the Fund’s performance over the Period. Regarding effective duration, the Fund’s allocation and selection of bonds with an effective duration of 10+ years and selection of bonds with an effective duration of 7-10 years and 5-7 years were the predominant reasons for the Fund’s outperformance relative to the benchmark. Contrawise, the Fund’s allocation and selection of bonds with an effective duration of 0-1 years and allocation to cash were detrimental to the Fund’s performance over the Period.
  Interest Rate Hedge: The Fund’s use of U.S. Treasury futures to hedge interest rate risk was a slightly positive contributor to the Fund’s performance.
  Credit Rating: The Fund’s selection of AA rated, A rated and BBB rated bonds were positive contributors to the Fund’s outperformance relative to the benchmark over the Period. A secondary positive contributor to the Fund’s outperformance during the Period was the Fund’s allocation to non-rated bonds. No credit rating category was a negative contributor to the Fund’s performance.
  Sector/Industry: During the Period, the Fund’s selection of special tax, health care, lease, local general obligation, and education sectors were positive contributors to the Fund’s performance relative to the benchmark. No sector was a material negative contributor to the Fund’s performance during the Period.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 36 basis points (“bps”) and 37 bps, respectively, to 4.73% and 5.27%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 2.4% to $581.2 billion compared with $567.5 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data AAA yield curve data, 10-year municipal yields increased 5 bps while 30-year municipal yields decreased by 16 bps to 3.37% and 4.51%, respectively.
  Municipal Credit Spreads: During the Period, credits spreads tightened for A, BBB, and high yield municipals by approximately 7 bps, 13 bps, and 24 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and JP Morgan, weekly reporting fund inflows totaled approximately $53 billion. The municipal asset class is highly driven by retail demand. This demand for bonds causes credit spreads to tighten and yields to decline. Both are additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust California Municipal High Income ETF	5.57%	0.23%	2.42%
Bloomberg 10 Year California Exempt Index	3.62%	0.50%	1.99%
Bloomberg Municipal Bond Index	5.27%	0.51%	2.14%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCAL for more recent performance information.
Net Assets	$ 218,691,665
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,130,105
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$218,691,665
Total number of portfolio holdings	278
Total advisory fee paid	$1,130,105
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.3%
Special Assessment	13.1%
Government Obligation Bond - Unlimited Tax	9.6%
Certificates of Participation	7.7%
Airport	7.6%
Water & Sewer	6.3%
Gas	6.2%
Hospital	6.2%
Education	5.4%
All Other	24.6%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCAL or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.65% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.65% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FCAL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FCAL
C000205579 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Ultra Short Duration Municipal ETF
Class Name	First Trust Ultra Short Duration Municipal ETF
Trading Symbol	FUMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FUMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.37% for the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the Bloomberg Municipal Short-Term Index, which returned 2.67% for the same Period.
The following key factors impacted the Fund’s performance relative to its benchmark during the Period:
  Credit Rating: The Fund’s underweight allocation and selection of AA-rated bonds was the primary positive contributor to performance relative to the benchmark. The Fund’s overweight selection of A-rated bonds was the primary detractor from relative performance.
  Years to Maturity: The Fund’s selection of bonds in the 0–2 year maturity range was the primary detractor from performance relative to the benchmark. The Fund’s allocation to bonds in the 2–4 year maturity range was a secondary source of relative underperformance.
  Effective Duration: The Fund’s selection of bonds with an effective duration of 1–3 years was the primary detractor from performance relative to the benchmark. Bonds with an effective duration of 0–1 years were a secondary source of relative underperformance.
  Sector/Industry: The Fund’s allocation to state general obligation (“GO”) bonds was the primary positive contributor to performance relative to the benchmark. The Fund’s selection of industrial development bonds (“IDBs”) was the primary detractor, while its selection of healthcare bonds was a secondary detractor from relative performance.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 36 basis points (“bps”) and 37 bps, respectively, to 4.73% and 5.27%.
  New Issue Supply: During the Period, primary market supply increased approximately 2.4% to $581.2 billion, compared with $567.5 billion a year ago (Securities Industry and Financial Markets Association, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data AAA yield curve data, 10-year municipal yields increased by 5 bps, while 30-year municipal yields decreased by 16 bps, to 3.37% and 4.51%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads tightened for A-rated, BBB-rated, and high-yield municipal bonds by approximately 7 bps, 13 bps, and 24 bps, respectively.
  Industry Fund Flows: For the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $53 billion. The municipal asset class is highly driven by retail demand. The demand for bonds causes credit spreads to tighten and yields to decline. Both are additive to performance.

FUMB did not employ derivatives during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Ultra Short Duration Municipal ETF	2.37%	2.02%	1.83%
Bloomberg Municipal Short-Term Index	2.67%	2.40%	1.98%
Bloomberg Municipal Bond Index	5.27%	0.51%	2.50%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FUMB for more recent performance information.
Net Assets	$ 246,416,028
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 816,106
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$246,416,028
Total number of portfolio holdings	249
Total advisory fee paid	$816,106
Portfolio turnover rate	124%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	11.3%
Hospital	10.4%
Local Housing	9.5%
Industrial Development Bond	9.2%
Airport	8.9%
Government Obligation Bond - Limited Tax	8.7%
Insured	7.6%
Utility	6.4%
Dedicated Tax	5.1%
All Other	22.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.45% to 0.29% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.45% to 0.29% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FUMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FUMB
C000205581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Short Duration Managed Municipal ETF
Class Name	First Trust Short Duration Managed Municipal ETF
Trading Symbol	FSMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSMB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.78% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg Municipal Short (1-5) Year Index, which returned 2.16% for the same Period.
The following key factors impacted the Fund’s performance relative to the benchmark during the Period:
  Credit Rating: The Fund’s underweight selection of AA-rated bonds was the primary positive contributor to performance relative to the benchmark, while its overweight allocation and selection of A-rated bonds was a secondary contributor. The Fund’s overweight allocation to BB-rated bonds was the primary detractor from relative performance, followed by its underweight allocation to AAA-rated bonds.
  Years to Maturity: The Fund’s selection of bonds in the 4–6 year maturity range was the primary source of outperformance relative to the benchmark. The Fund’s allocation to bonds in the 6–8 year maturity range and selection of bonds in the 2–4 year maturity range were secondary sources of outperformance. There were no material sources of underperformance attributable to final maturity.
  Effective Duration: The Fund’s selection of bonds with an effective duration of 1–3 years, overweight allocation to bonds with an effective duration of 5–7 years and selection of bonds with an effective duration of 3-5 years were the primary sources of outperformance relative to the benchmark. There were no material sources of underperformance attributable to effective duration.
  Sector/Industry: The Fund’s overweight allocation to industrial development bonds (“IDBs”) was the primary contributor to outperformance relative to the benchmark. The Fund’s overweight selection of healthcare bonds was a secondary positive contributor. There were no material sources of underperformance attributable to sector exposure.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 36 basis points (“bps”) and 37 bps, respectively, to 4.73% and 5.27%.
  New Issue Supply: During the Period, primary market supply increased approximately 2.4% to $581.2 billion, compared with $567.5 billion a year ago (Securities Industry and Financial Markets Association, Bloomberg, Barclays Research).
  Municipal Credit Yields: For the Period, according to Municipal Market Data AAA yield curve data, 10-year municipal yields increased by 5 bps, while 30-year municipal yields decreased by 16 bps, to 3.37% and 4.51%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads tightened for A-rated, BBB-rated, and high-yield municipal bonds by approximately 7 bps, 13 bps, and 24 bps, respectively.
  Industry Fund Flows: For the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $53 billion. The municipal asset class is highly driven by retail demand. The demand for bonds causes credit spreads to tighten and yields to decline. Both are additive to performance.

The Fund’s use of derivatives had a minimal impact on the Fund’s performance of approximately 1 basis point.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2018 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (11/1/18)
First Trust Short Duration Managed Municipal ETF	2.78%	1.36%	2.15%
Bloomberg Municipal Short (1-5) Year Index	2.16%	1.40%	1.98%
Bloomberg Municipal Bond Index	5.27%	0.51%	2.50%

Performance Inception Date	Nov. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSMB for more recent performance information.
Net Assets	$ 621,604,971
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 2,280,029
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$621,604,971
Total number of portfolio holdings	553
Total advisory fee paid	$2,280,029
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Gas	13.3%
Industrial Development Bond	12.7%
Hospital	11.1%
Airport	10.7%
Utility	9.1%
Continuing Care Retirement Communities	8.3%
Housing	8.2%
Special Assessment	6.4%
Insured	3.1%
All Other	17.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.55% to 0.34% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.55% to 0.34% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSMB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSMB
C000216993 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Equity Market Neutral ETF
Class Name	First Trust Equity Market Neutral ETF
Trading Symbol	NTRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Equity Market Neutral ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NTRL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NTRL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Equity Market Neutral ETF	$136(2)	1.31%(2)
(1)	Includes dividend expense on investments sold short.
(2)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 136	[3],[4]
Expense Ratio, Percent	1.31%	[3],[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.90% for the 12 months ended July 31, 2026 (the “Fiscal Period”). The Fund outperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 3.82% for the same Fiscal Period.
As of the close of business on June 23, 2026, the Fund’s name changed from the First Trust Merger Arbitrage ETF to the First Trust Equity Market Neutral ETF and changed its investment strategies and portfolio management team. The First Trust Alternatives Team of First Trust Advisors L.P., the investment advisor to the Fund, assumed portfolio management responsibilities for the Fund, replacing the previous sub-advisor. The Fund no longer pursues a merger arbitrage strategy, instead it seeks an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. From the close of business on June 23, 2026, through July 31, 2026 (the “Post-Change Period”), the Fund returned 3.50%. During the same Post-Change Period, the Fund’s benchmark returned 0.40%, resulting in Fund outperformance of 3.10 percentage points.
The Fund’s outperformance during the Post-Change Period was primarily attributable to the Fund’s long equity positions outperforming its short equity positions, as well as incremental return from its cash portfolio.
The overall economic backdrop during the Fiscal Period from August 1, 2025, through July 31, 2026, was one of economic growth and strong corporate earnings. During the Fiscal Period, broad-based economic indicators highlighting these trends included:
  Average annualized GDP growth over the prior four calendar quarters (Q3 2025–Q2 2026) was 2.1%.
  Basic earnings per share for the S&P 500® Index rose from $218.35 as of July 31, 2025 to $262.51 as of July 31, 2026, an increase of 20.2% over the Fiscal Period.

U.S. equities had strong returns during the Fiscal Period, with two pullbacks (the first in November 2025 and the second in March 2026) unable to derail a solid overall 12 months. For the Fiscal Period, the S&P 500® Index gained 19.56% and the technology-heavy Nasdaq 100®-Index was up 22.58%. Smaller-capitalization stocks performed even better than the larger indexes, posting a return of 34.18% as measured by the Russell 2000® Index. The growth in corporate earnings noted earlier played a large part in boosting equity returns, as did a resilient belief that artificial intelligence will enhance productivity.
The Fund’s new investment strategy, implemented as of the close of business on June 23, 2026, benefitted from the generally positive economic backdrop for U.S. equities, as the S&P 500® Index rose by 1.77% during the Post-Change Period. The Fund’s long stock portfolio was up 4.24% on a total return, fully invested basis, while the short stock positions were up 2.84% on the same basis. The short positions detracted from the Fund’s total return because the Fund was short those positions, which rose in value.  The positive spread of 1.40% between the two portfolios contributed to the Fund’s overall total return.
During the Post-Change Period, the Fund’s economic exposure to its long positions was targeted at 195% of total Fund assets, while its economic exposure to the short positions was targeted at 175% of total Fund assets. The additional economic exposure above 100% added 4.02% to the Fund’s total return from its long portfolio and detracted -2.13% from total return from its short portfolio. Overall, including the impact of the additional exposure above 100%, the spread between the long and short portfolios was 3.08%. The Fund also benefited from interest income and trade timing, while financing charges related to the total return swaps detracted from performance.
As of July 31, 2026, the Fund had 232 long positions and 251 short positions. Gross equity exposure for the Fund was 356% of the Fund’s net asset value with 192% being long stock positions and 168% in short stock positions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 4, 2020 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (2/4/20)
First Trust Equity Market Neutral ETF	7.90%	3.80%	2.55%
ICE BofA 3-month U.S. Treasury Bill Index	3.82%	3.59%	2.84%
S&P 500® Index	19.56%	12.86%	15.20%

Performance Inception Date	Feb. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 24, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/NTRL for more recent performance information.
Net Assets	$ 16,257,576
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 384,617
Investment Company Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$16,257,576
Total number of portfolio holdings	17
Total advisory fee paid	$384,617
Portfolio turnover rate	377%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Rights	0.0%
Money Market Funds	83.6%
Net Other Assets and Liabilities(1)	16.4%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes unrealized appreciation (depreciation) on swap contracts.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/NTRL or upon request at 1-800-621-1675 or info@ftportfolios.com.
In its prospectus dated June 22, 2026 and effective June 24, 2026, the Fund’s name changed from “First Trust Merger Arbitrage ETF” to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker changed from “MARB” to “NTRL.” In connection with the change to the Fund’s name, the Fund’s principal investment strategies and principal risks were revised to reflect the Fund’s new strategy to seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market. Additionally, the Fund’s annual unitary management fee was reduced to 0.95% of the Fund’s average daily net assets, the Fund’s portfolio management team changed to members of the First Trust Alternatives Investment Team, and the Fund no longer has a sub-advisor.

Material Fund Change Name [Text Block]	In its prospectus dated June 22, 2026 and effective June 24, 2026, the Fund’s name changed from “First Trust Merger Arbitrage ETF” to “First Trust Equity Market Neutral ETF,” and the Fund’s ticker changed from “MARB” to “NTRL.”
Material Fund Change Expenses [Text Block]	Additionally, the Fund’s annual unitary management fee was reduced to 0.95% of the Fund’s average daily net assets, the Fund’s portfolio management team changed to members of the First Trust Alternatives Investment Team, and the Fund no longer has a sub-advisor.
Material Fund Change Strategies [Text Block]	In connection with the change to the Fund’s name, the Fund’s principal investment strategies and principal risks were revised to reflect the Fund’s new strategy to seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market.
Material Fund Change Risks Change [Text Block]	In connection with the change to the Fund’s name, the Fund’s principal investment strategies and principal risks were revised to reflect the Fund’s new strategy to seek an equity market neutral approach where the overall performance of the Fund is driven primarily by the net performance of long and short positions, independent of directional movements in the market.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/NTRL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/NTRL
C000218390 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Horizon Managed Volatility Small/Mid ETF
Class Name	First Trust Horizon Managed Volatility Small/Mid ETF
Trading Symbol	HSMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HSMV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$86	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
Expenses Excluding Extraordinary Expenses, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.80% for the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the S&P 1000® Index, which returned 24.91% for the same Period.
The underperformance over the Period was primarily driven by the defensive objective of the strategy capturing less of the return of the benchmark in a period of large gains for the benchmark. Small and mid-sized stocks in the benchmark generally led larger cap stocks over the same Period, as these companies have exhibited characteristics more sensitive to an improving macro-economic environment. Underweights to more volatile sectors such as Information Technology and Health Care were large benchmark relative detractors, while overweights to Utilities and Real Estate were accretive. Given the market environment, the Fund performed in-line with expectations, realizing lower drawdowns and lower volatility than the benchmark over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 6, 2020 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (4/6/20)
First Trust Horizon Managed Volatility Small/Mid ETF	12.80%	4.95%	11.77%
S&P 1000® Index	24.91%	8.21%	18.21%
Russell 3000® Index	19.60%	11.82%	19.30%

Performance Inception Date	Apr. 06, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HSMV for more recent performance information.
Net Assets	$ 35,208,002
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 235,393
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$35,208,002
Total number of portfolio holdings	151
Total advisory fee paid	$235,393
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Phillips Edison & Co., Inc.	2.2%
OGE Energy Corp.	2.0%
Ingredion, Inc.	1.6%
NNN REIT, Inc.	1.5%
Ellington Financial, Inc.	1.5%
IDACORP, Inc.	1.5%
Agree Realty Corp.	1.4%
Four Corners Property Trust, Inc.	1.4%
Starwood Property Trust, Inc.	1.4%
Hanover Insurance Group (The), Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Phillips Edison & Co., Inc.	2.2%
OGE Energy Corp.	2.0%
Ingredion, Inc.	1.6%
NNN REIT, Inc.	1.5%
Ellington Financial, Inc.	1.5%
IDACORP, Inc.	1.5%
Agree Realty Corp.	1.4%
Four Corners Property Trust, Inc.	1.4%
Starwood Property Trust, Inc.	1.4%
Hanover Insurance Group (The), Inc.	1.2%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HSMV or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 8, 2026, the Board of Trustees of the Trust (the “Board”) voted to terminate and liquidate HSMV pursuant to a Plan of Liquidation and Termination. The Board determined that the termination and liquidation of HSMV was in the best interests of HSMV. The Fund will liquidate on or around January 15, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HSMV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HSMV
C000223991 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New York Municipal High Income ETF
Class Name	First Trust New York Municipal High Income ETF
Trading Symbol	FMNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMNY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.85% for the 12 months ended July 31, 2026. The Fund underperformed its benchmark, the Bloomberg Municipal New York 12-17 Years Index, which returned 6.43% for the same Period.
The following key Fund factors impacted Fund performance relative to the benchmark during the Period:
  Yield Curve Positioning/Duration: Relative to the benchmark, the allocation and selection to bonds with a stated maturity of 16-18 years, the allocation to bonds 6-10 years, the allocation and selection of bonds 0-2 years and the allocation to Cash were the primary factors contributing to the Fund’s underperformance. The allocation to bonds in 2-6 years and 10-12 years were secondary contributors to the Fund’s underperformance. Conversely, the Fund’s allocation to bonds in 18+ years and 12-14 years were the primary positive contributors to the Fund’s performance. Examining effective durations, the Fund’s allocation and selection to bonds with durations of 0-1 years and the allocation to Cash were the primary negative contributors to the Fund’s underperformance. The allocation to bonds in 1-3 years and the allocation and selection to bonds in 3-5 years were secondary contributors to the Fund’s underperformance. The selection of bonds in 7-10 years was the primary source of positive performance relative to the benchmark.
  Interest Rate Hedge: During the reporting period the use of Treasury futures to hedge interest rate risk was a minor negative contributor to the Fund’s performance.
  Credit Rating: The Fund’s selection of AA rated, and A rated bonds and the allocation to Cash were the primary contributors to the Fund’s underperformance relative to the benchmark. The Fund’s allocation and selection in AAA rated bonds was the primary positive contributor to the Fund’s performance relative to the benchmark.
  Sector/Industry: During the Period, the selection in Housing and Industrial Development bonds, the allocation and selection in Local General Obligation bonds and the allocation to Cash, were the primary sources of the Fund’s underperformance. The allocation and selection in Other sector bonds was a secondary negative contributor. The allocation and selection of Special Tax and Healthcare bonds were the primary positive contributors to the Fund’s performance.
  U.S. Treasury Rate Trends: During the Period, 10-year and 30-year U.S. Treasury yields increased by approximately 36 basis points (“bps”) and 37 bps, respectively, to 4.73% and 5.27%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 2.4% to $581.2 billion compared with $567.5 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year  municipal yields increased 5 bps while 30-year municipal yields decreased by 16 bps to 3.37% and 4.51%, respectively.
  Municipal Credit Spreads: During the Period, credits spreads tightened for A, BBB, and high yield municipals by approximately 7 bps, 13 bps, and 24 bps, respectively.
  Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute and Bloomberg, fund outflows totaled approximately $53 billion. The municipal asset class is highly driven by retail demand. This demand for bonds causes credit spreads to tighten and yields to decline. Both are additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 12, 2021 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	5 Year	Since Inception (5/12/21)
First Trust New York Municipal High Income ETF	5.85%	0.13%	0.48%
Bloomberg Municipal New York 12-17 Years Index	6.43%	0.60%	0.91%
Bloomberg Municipal Bond Index	5.27%	0.51%	0.75%

Performance Inception Date	May 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMNY for more recent performance information.
Net Assets	$ 38,088,329
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 163,705
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$38,088,329
Total number of portfolio holdings	110
Total advisory fee paid	$163,705
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Dedicated Tax	12.8%
Higher Education	12.0%
Insured	8.4%
Hospital	7.8%
Industrial Development Bond	6.8%
Water & Sewer	5.5%
Utility	5.4%
Government Obligation Bond - Unlimited Tax	5.4%
Certificates of Participation	5.1%
All Other	30.8%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.65% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.65% to 0.49% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMNY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMNY

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Includes dividend expense on investments sold short.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.